Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Compensation of Key Management Personnel of the Group (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Directors’ fee	€ 854	€ 511	€ 412
Short-term employee benefits	1,851	1,934	2,026
Social security contributions and defined contribution plans	685	692	634
Employee benefit obligations	125	132	137
Expenses for stock options	998
Total	€ 4,513	€ 3,269	€ 3,209